Stockholders' Equity - Restricted stock unit activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Restricted stock unit activity
RSU's, beginning balance	1,451,448	626,268
RSU's granted	4,350,622	825,180
RSU's vested		(268,335)
RSU's forfeited	(632,832)
RSU's, ending balance	5,169,238	1,451,448
Weighted-average grant date FV per share, beginning balance	$ 4.65	$ 10.00
Weighted-average grant date FV per share, granted		2.34
Weighted-average grant date FV per share, vested		10.00
Weighted-average grant date FV per share, ending balance		$ 4.65
Vesting period		2 years 1 month 24 days